AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 28, 2021

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 466	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 467	☒

(Check appropriate box or boxes)

INVESCO ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 27, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 466 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating November 27, 2021, as the new effective date for Post-Effective Amendment No. 458 to the Trust’s Registration Statement, which was filed on August 4, 2021 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment No. 465 to the Trust’s Registration Statement filed on October 18, 2021. This Amendment relates solely to Invesco Bitcoin Strategy ETF, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 458 to the Trust’s Registration Statement, which was filed on August 4, 2021, and Part C of Post-Effective Amendment No.  447 to the Trust’s Registration Statement, which was filed on February  25, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 28th day of October, 2021.

Invesco Actively Managed Exchange-Traded Fund Trust

By:	/s/ Anna Paglia
Anna Paglia
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Anna Paglia	President	October 28, 2021
Anna Paglia

/s/ Kelli Gallegos	Treasurer	October 28, 2021
Kelli Gallegos

/s/ Adam Henkel	Secretary	October 28, 2021
Adam Henkel

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	October 28, 2021
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	October 28, 2021
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	October 28, 2021
Kevin M. Carome

*/s/ Edmund P. Giambastiani, Jr.	Trustee	October 28, 2021
Edmund P. Giambastiani, Jr.

*/s/ Victoria J. Herget	Trustee	October 28, 2021
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	October 28, 2021
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	October 28, 2021
Yung Bong Lim

*/s/ Joanne Pace	Trustee	October 28, 2021
Joanne Pace

*/s/ Gary R. Wicker	Trustee	October 28, 2021
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	October 28, 2021
Donald H. Wilson

*By: /s/ Adam Henkel		October 28, 2021
Adam Henkel
Attorney-In-Fact

*	Adam Henkel signs pursuant to powers of attorney filed with Post-Effective Amendment No. 436 to the Trust’s Registration Statement and incorporated by reference herein.